Movement in Working Capital and Provisions for Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Movement in Working Capital and Provisions for Liabilities
21. Movement in Working Capital and Provisions for Liabilities

	Inventories € m	Trade and other receivables € m	Trade and other payables € m	Provisions for liabilities € m	Total € m
At 1 January 2019	3,061	4,255	(5,081)	(1,087)	1,148
Effect of adopting IFRS 16	-	3	11	1	15
Translation adjustment	64	94	(107)	(17)	34
Arising on acquisition (note 32)	58	66	(73)	(6)	45
Disposals	(520)	(669)	510	-	(679)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(18)	-	(18)
- paid during year	-	-	48	-	48
Deferred proceeds arising on disposals during year	-	269	-	-	269
Interest accruals and discount unwinding	-	(11)	(1)	(22)	(34)
Additions to leased mineral reserves	-	-	(86)	-	(86)
Increase/(decrease) in working capital and provisions for liabilities	79	77	(64)	(28)	64
At 31 December 2019	2,742	4,084	(4,861)	(1,159)	806

The equivalent disclosure for the prior years is as follows:

At 1 January 2018	2,715	3,786	(4,760)	(1,064)	677
Reclassified from held for sale	266	334	(306)	-	294
Translation adjustment	52	57	(71)	(10)	28
Arising on acquisition (note 32)	255	318	(224)	(84)	265
Disposals	(405)	(390)	293	3	(499)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(103)	-	(103)
- paid during year	-	-	55	-	55
Deferred proceeds arising on disposals during year	-	10	-	-	10
Interest accruals and discount unwinding	-	-	(21)	(21)	(42)
Increase in working capital and provisions for liabilities	178	140	56	89	463
At 31 December 2018	3,061	4,255	(5,081)	(1,087)	1,148

At 1 January 2017	2,939	4,191	(5,276)	(1,060)	794
Translation adjustment	(218)	(286)	348	72	(84)
Arising on acquisition (note 32)	114	129	(149)	(49)	45
Disposals	(34)	(16)	20	1	(29)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 32)	-	-	(45)	-	(45)
- paid during year	-	-	53	-	53
Deferred proceeds arising on disposals during year	-	3	-	-	3
Interest accruals and discount unwinding	-	1	-	(24)	(23)
Reclassification	(3)	(14)	65	-	48
Increase/(decrease) in working capital and provisions for liabilities	183	112	(82)	(4)	209
Reclassified as held for sale	(266)	(334)	306	-	(294)
At 31 December 2017	2,715	3,786	(4,760)	(1,064)	677